Financial Risk Management	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Risk Management
26.	Financial Risk Management
The Group is exposed to credit risk, liquidity risk and market risks. The Group identifies and analyzes such risks, and controls are implemented under a risk management system to monitor and manage these risks at below an acceptable level.

(a)	Market Risk
Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices, will affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

(i)	Currency Risk
The Group is exposed to currency risk on sales, purchases and borrowings that are denominated in a currency other than the functional currency of the Controlling Company, Korean won (KRW). The currencies in which these transactions primarily are denominated are USD, CNY, JPY, etc.
Interest on borrowings is denominated in the currency of the borrowing. Generally, borrowings are denominated in currencies that match the cash flows generated by the underlying operations of the Group, primarily KRW, USD and CNY.
In respect of other monetary assets and liabilities denominated in foreign currencies, the Group adopts policies to ensure that its net exposure is kept to an acceptable level by buying or selling foreign currencies at spot rates when necessary to address short-term imbalances. Meanwhile, the Group entered into currency interest rate swap contracts to hedge currency risk with respect to foreign currency borrowings and bonds.
i)	Exposure to currency risk
The Group’s exposure to foreign currency risk based on notional amounts at the reporting date is as follows:

(In millions)	December 31, 2018
	USD	JPY	CNY	TWD	EUR	PLN	VND
Cash and cash equivalents	790	83	5,515	121	8	206	2,070,889
Trade accounts and notes receivable	2,175	7	1,098	—	—	—	—
Non-trade receivable	21	852	201	3	4	—	23,182
Other assets denominated in foreign currencies	33	220	11,157	108	12	23	2,782
Trade accounts and notes payable	(863)	(12,501)	(2,862)	—	—	—	(355,390)
Other accounts payable	(928)	(20,326)	(4,762)	(6)	(3)	(4)	(1,585,130)
Financial liabilities	(2,571)	—	(5,198)	—	—	—	—

Aggregate notional amounts in the consolidated statements of financial position	(1,343)	(31,665)	5,149	226	21	225	156,333

Currency swap contracts	780	—	—	—	—	—	—

Net exposure	(563)	(31,665)	5,149	226	21	225	156,333

(In millions)	December 31, 2019
	USD	JPY	CNY	TWD	EUR	PLN	VND
Cash and cash equivalents	1,594	68	8,360	33	5	25	28,663
Trade accounts and notes receivable	2,485	19	550	—	—	—	—
Non-trade receivable	276	455	230	3	2	—	13,131
Other assets denominated in foreign currencies	29	526	5,668	369	5	503	4,032
Trade accounts and notes payable	(628)	(9,043)	(2,289)	—	—	—	(291,891)
Other accounts payable	(488)	(12,396)	(3,239)	(4)	(10)	—	(786,356)
Financial liabilities	(4,255)	—	(20,436)	—	—	—	—

Aggregate notional amounts in the consolidated statements of financial position	(987)	(20,371)	(11,156)	401	2	528	(1,032,421)

Currency swap contracts	2,085	—	—	—	—	—	—

Net exposure	1,098	(20,371)	(11,156)	401	2	528	(1,032,421)

Average exchange rates applied for the years ended December 31, 2017, 2018 and 2019 and the exchange rates at December 31, 2018 and 2019 are as follows:

(In won)
	Average rate				Reporting date spot rate
	2017		2018	2019	December 31, 2018	December 31, 2019
USD	~~W~~	1,131.08	1,100.21	1,165.46	1,118.10	1,157.80
JPY		10.09	9.96	10.70	10.13	10.63
CNY		167.52	166.41	168.56	162.76	165.74
TWD		37.16	36.51	37.74	36.58	38.48
EUR		1,277.01	1,298.53	1,304.52	1,279.16	1,297.43
PLN		299.98	304.87	303.62	297.33	304.87
VND		0.0498	0.0478	0.0502	0.0482	0.0500

ii)	Sensitivity analysis
A weaker won, as indicated below, against the following currencies which comprise the Group’s assets or liabilities denominated in a foreign currency as of December 31, 2018 and 2019, would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis is based on foreign currency exchange rate variances that the Group considers to be reasonably possible as of the end of the reporting period. The analysis assumes that all other variables, in particular interest rates, would remain constant. The changes in equity and profit or loss would have been as follows:

(In millions of won)
	December 31, 2018			December 31, 2019
	Equity		Profit or loss	Equity	Profit or loss
USD (5 percent weakening)	~~W~~	(46,136)	38,725	23,570	105,398
JPY (5 percent weakening)		(12,060)	(10,497)	(8,397)	(6,418)
CNY (5 percent weakening)		41,779	318	(92,454)	11
TWD (5 percent weakening)		413	1	772	—
EUR (5 percent weakening)		1,197	390	221	(278)
PLN (5 percent weakening)		3,451	(236)	8,036	28
VND (5 percent weakening)		273	273	(1,871)	(1,871)
A stronger won against the above currencies as of December 31, 2018 and 2019 would have had the equal but opposite effect on the above currencies to the amounts shown above, on the basis that all other variables remain constant.

(ii)	Interest Rate Risk
Interest rate risk arises principally from the Group’s bonds and borrowings. The Group establishes and applies its policy to reduce uncertainty arising from fluctuations of interest rates and to minimize finance cost and manages interest rate risk by monitoring of trends of fluctuations in interest rates and establishing plan for countermeasures. Meanwhile, the Group entered into currency interest rate swap contracts amount of USD 1,785 million (

~~W~~

2,066,673 million) in notional amount to hedge interest rate risk with respect to variable interest rate applied foreign currency denominated borrowings.

i)	Profile
The interest rate profile of the Group’s interest-bearing financial instruments at the reporting date is as follows:

(In millions of won)
	December 31, 2018		December 31, 2019
Fixed rate instruments
Financial assets	~~W~~	2,443,583	3,414,838
Financial liabilities		(5,033,515)	(6,066,554)

	~~W~~	(2,589,932)	(2,651,716)

Variable rate instruments
Financial liabilities	~~W~~	(3,525,262)	(7,414,336)

ii)	Equity and profit or loss sensitivity analysis for variable rate instruments
For the years ended December 31, 2018 and 2019 a change of 100 basis points in interest rates at the reporting date would have increased (decreased) equity and profit or loss by the amounts shown below for the respective following years. This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

(In millions of won)
	Equity			Profit or loss
	1%p increase		1%p decrease	1%p increase	1%p decrease
December 31, 2018
Variable rate instruments(*)	~~W~~	(25,558)	25,558	(25,558)	25,558

December 31, 2019
Variable rate instruments(*)	~~W~~	(38,774)	38,774	(38,774)	38,774

(*)	Financial instruments related to interest rate swap not qualified for hedging are excluded.

(b)	Credit risk
Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group’s receivables from customers.
The Group’s exposure to credit risk of trade and other receivables is influenced mainly by the individual characteristics of each customer. However, management believes that the default risk of the country in which each customer operates, do not have a significant influence on credit risk since the majority of the customers are global electronic appliance manufacturers operating in global markets
The Group establishes credit limits for each customer and each new customer is analyzed quantitatively and qualitatively before determining whether to utilize third party guarantees, insurance or factoring as appropriate.
In relation to the impairment of financial assets subsequent to initial recognition, the Group recognizes the changes in expected credit loss (“ECL”) at each reporting date in order to reflect changes in the credit risks based on ECL model.

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk as of December 31, 2018 and 2019 are as follows:

(In millions of won)
	December 31, 2018		December 31, 2019
Financial assets carried at amortized cost
Cash and cash equivalents	~~W~~	2,365,022	3,336,003
Deposits in banks		78,411	78,768
Trade accounts and notes receivable, net		2,829,163	3,154,080
Non-trade receivables		159,238	463,614
Accrued income		10,075	10,434
Deposits		91,123	31,036
Short-term loans		16,116	21,623
Long-term loans		55,048	40,827
Long-term non-trade receivables		11,448	9,072
Lease receivables		—	27,794

	~~W~~	5,615,644	7,173,251

Financial assets at fair value through profit or loss
Convertible bonds	~~W~~	1,327	1,544
Derivatives		13,059	49,676

	~~W~~	14,386	51,220

Financial assets at fair value through other comprehensive income
Debt instruments	~~W~~	161	76

	~~W~~	5,630,191	7,224,547

Trade accounts and notes receivables are insured in order to manage credit risk if it does not meet the Group’s internal credit ratings. Uninsured trade accounts and notes receivables are managed by continuous monitoring of internal credit ratings and seeking insurance coverage, if necessary.

(c)	Liquidity Risk
Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.
The Group has historically been able to satisfy its cash requirements from cash flows from operations and debt and equity financing. To the extent that the Group does not generate sufficient cash flows from operations to meet its capital requirements, the Group may rely on other financing activities, such as external long-term borrowings and offerings of debt securities, equity-linked and other debt securities. In addition, the Group maintains a line of credit with various banks.
The following are the contractual maturities of financial liabilities, including estimated interest payments, as of December 31, 2019.

(In millions of won)
			Contractual cash flows in
	Carrying amount		Total	6 months or less	6-12 months	1-2 years	2-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	~~W~~	10,329,671	11,514,568	1,174,941	723,363	2,173,444	6,471,876	970,944
Bonds		3,151,218	3,306,729	297,649	184,878	908,281	1,780,014	135,907
Trade accounts and notes payable		2,618,261	2,618,261	2,618,261	—	—	—	—
Other accounts payable		2,069,105	2,069,105	2,068,039	1,066	—	—	—
Other accounts payable (enterprise procurement cards)(*)		2,328,016	2,353,355	1,287,023	1,066,332	—	—	—
Long-term other accounts payable		1,069	1,069	—	—	1,069	—	—
Security deposits received		11,000	11,000	3,980	5,330	1,690	—	—
Lease liabilities		88,512	97,562	26,702	14,543	22,931	23,096	10,290
Derivative financial liabilities
Derivatives	~~W~~	20,592	(13,101)	—	—	(4,870)	(8,231)	—

	~~W~~	20,617,444	21,958,548	7,476,595	1,995,512	3,102,545	8,266,755	1,117,141

(*)
Represents the amount of utility expenses and others paid by the enterprise procurement cards and the outstanding payables are settled at the end of the billing cycle. The payments to the card company arises from operating activities of purchasing of goods and services thus the related cash flow is disclosed as operating activities.

It is not expected that the cash flows included in the maturity analysis could occur significantly earlier, or at significantly different amounts.

(d)	Capital Management
Management’s policy is to maintain a capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business. Liabilities to equity ratio, net borrowings to equity ratio and other financial ratios are used by management to achieve an optimal capital structure. Management also monitors the return on capital as well as the level of dividends to ordinary shareholders.

(In millions of won)
	December 31, 2018		December 31, 2019
Total liabilities	~~W~~	18,289,464	23,086,282
Total equity		14,886,246	12,488,281
Cash and deposits in banks(*1)		2,443,422	3,414,760
Borrowings (including bonds)		8,558,777	13,480,889
Total liabilities to equity ratio		123%	185%
Net borrowings to equity ratio(*2)		41%	81%

(*1)	Cash and deposits in banks consist of cash and cash equivalents and current deposits in banks.
(*2)	Net borrowings to equity ratio is calculated by dividing total borrowings (including bonds and excluding lease liabilities) less cash and current deposits in banks by total equity.

(e)	Determination of fair value

(i)	Measurement of fair value
A number of the Group’s accounting policies and disclosures require the determination of fair value, for both financial and non-financial
assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following methods. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

i)	Current assets and liabilities
The carrying amounts approximate their fair value because of the short maturity of these instruments.

ii)	Trade receivables and other receivables
The fair value of trade and other receivables is estimated as the present value of future cash flows, discounted at the market rate of interest at the reporting date. This fair value is determined for disclosure purposes. The carrying amounts of current receivables approximate their fair value.

iii)	Investments in equity and debt securities
The fair value of marketable financial assets at FVTPL and at FVOCI is determined by reference to their quoted closing bid price at the reporting date. The fair value of non-marketable
instruments is determined using the results of fair value assessment performed by external valuation institutions and others.

iv)	Non-derivative financial liabilities
Fair value, which is determined for disclosure purposes, except for the liabilities at FVTPL, is calculated based on the present value of future principal and interest cash flows, discounted at the market rate of interest at the reporting date.

(ii)	Fair values versus carrying amounts
The fair values of financial assets and liabilities, together with the carrying amounts shown in the consolidated statements of financial position as of December 31, 2018 and 2019 are as follows:

(In millions of won)
	December 31, 2018			December 31, 2019
	Carrying amounts		Fair values	Carrying amounts	Fair values
Financial assets carried at amortized cost
Cash and cash equivalents	~~W~~	2,365,022	(*)	3,336,003	(*)
Deposits in banks		78,411	(*)	78,768	(*)
Trade accounts and notes receivable		2,829,163	(*)	3,154,080	(*)
Non-trade receivables		159,238	(*)	463,614	(*)
Accrued income		10,075	(*)	10,434	(*)
Deposits		91,123	(*)	31,036	(*)
Short-term loans		16,116	(*)	21,623	(*)
Long-term loans		55,048	(*)	40,827	(*)
Long-term non-trade receivables		11,448	(*)	9,072	(*)
Lease receivables		—	—	27,794	(*)
Financial assets at fair value through profit or loss
Equity instruments	~~W~~	13,681	13,681	9,879	9,879
Convertible bonds		1,327	1,327	1,544	1,544
Derivatives		13,059	13,059	49,676	49,676
Financial assets at fair value through other comprehensive income
Debt instruments	~~W~~	161	161	76	76
Financial liabilities at fair value through profit or loss
Derivatives	~~W~~	25,758	25,758	20,592	20,592
Convertible bonds		—	—	858,385	858,385
Financial liabilities carried at amortized cost
Borrowings	~~W~~	6,226,520	6,281,996	10,329,671	10,394,498
Bonds		2,332,257	2,384,987	2,292,833	2,345,867
Trade accounts and notes payable		3,087,461	(*)	2,618,261	(*)
Other accounts payable		3,566,629	(*)	4,397,121	(*)
Long-term other accounts payable		3,103	(*)	1,069	(*)
Security deposits received		10,955	(*)	11,000	(*)
Lease liabilities		—	—	88,512	(*)

(*)	Excluded from disclosures as the carrying amount approximates fair value.

(iii)	Fair values of financial assets and liabilities

i)	Fair value hierarchy
The table below analyzes financial instruments carried at fair value based on the input variables used in the valuation method to measure fair value of assets and liabilities. The different levels have been defined as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities

•	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly

•	Level 3: inputs for the asset or liability that are not based on observable market data

ii)	Financial instruments measured at fair value
Fair value hierarchy classifications of the financial instruments that are measured at fair value as of December 31, 2018 and 2019 are as follows:

(In millions of won)
	Level 1		Level 2	Level 3	Total
December 31, 2018
Financial assets at fair value through profit or loss
Equity instruments	~~W~~	—	—	13,681	13,681
Convertible bonds		—	—	1,327	1,327
Derivatives		—	—	13,059	13,059
Financial asset at fair value through other comprehensive income
Debt instruments	~~W~~	161	—	—	161
Financial liabilities at fair value through profit or loss
Derivatives	~~W~~	—	—	25,758	25,758

(In millions of won)
	Level 1		Level 2	Level 3	Total
December 31, 2019
Financial assets at fair value through profit or loss
Equity instruments	~~W~~	—	—	9,879	9,879
Convertible bonds		—	—	1,544	1,544
Derivatives		—	—	49,676	49,676
Financial asset at fair value through other comprehensive income
Debt instruments	~~W~~	76	—	—	76
Financial liabilities at fair value through profit or loss
Derivatives	~~W~~	—	—	20,592	20,592
Convertible bonds		858,385	—	—	858,385

iii)	Financial instruments not measured at fair value but for which the fair value is disclosed
Fair value hierarchy classifications, valuation technique and inputs for fair value measurements of the financial instruments not measured at fair value but for which the fair value is disclosed as of December 31, 2018 and December 31, 2019 are as follows:

(In millions of won)	December 31, 2018				Valuation technique	Input
Classification	Level 1		Level 2	Level 3
Liabilities
Borrowings	~~W~~	—	—	6,281,996	Discounted cash flow	Discount rate
Bonds		—	—	2,384,987	Discounted cash flow	Discount rate

(In millions of won)	December 31, 2019				Valuation technique	Input
Classification	Level 1		Level 2	Level 3
Liabilities
Borrowings	~~W~~	—	—	10,394,498	Discounted cash flow	Discount rate
Bonds		—	—	2,345,867	Discounted cash flow	Discount rate
The interest rates applied for determination of the above fair value at the reporting date are as follows:

	December 31, 2018	December 31, 2019
Borrowings, bonds and others	2.09~3.37%	1.87~3.56%